Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

10. Leases

The Company leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all of these leases are three years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company’s leases qualify as operating leases. With the adoption of the new leasing standard, the Company has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at 5.7%, the Company’s incremental borrowing rate, over the expected term. Short-term leases (lease terms less than 12 months) expenses are recognized as incurred. Currently, the Company does not have any variable lease costs.

●	The components of lease expenses were as follows:

	Year ended December 31,
	2023	2024
Lease cost:
Amortization of right-of-use assets	6,164	2,590
Interest of lease liabilities	532	231
Total lease cost	6,696	2,821

●	Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2023	2024
Operating leases
Operating lease right-of-use assets	5,633	3,043
Operating lease liabilities, current	(2,407)	(2,516)
Operating lease liabilities, non-current	(3,366)	(850)
Total operating lease liabilities	(5,773)	(3,366)

●	Supplemental balance sheet information related to leases was as follows:

	Year ended December 31,
	2023	2024
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	6,689	2,639
Right-of-use assets obtained in exchange for lease obligations:	6,983	-

	As of December 31,
	2023	2024
Weighted-average remaining lease term
Operating leases	2.2 years	1.3	years
Weighted-average discount rate
Operating leases	5.7%	5.7%

●	Maturities of lease liabilities were as follows:

As of December 31, 2024
2025	2,621
2026	858
Total undiscounted lease payments	3,479
Less: imputed interest	(113)
Total lease liabilities	3,366

●	Future minimum lease payments for the Group’s operating leases were as follows:

As of December 31, 2024
2025	2,621
2026	858